SIGNIFICANT ACCOUNTING POLICIES (Schedule of Redeemable Non-Controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Balance as of January 1, 2020	$ 3,048	$ 1,755
Adjustment to the redemption value of redeemable non-controlling interests	158	576
Net income attributable to redeemable non-controlling interests	365	552
Foreign currency translation adjustments	255	165
Dividend to redeemable non-controlling interests	(1,935)
Purchase of redeemable non-controlling interest	(1,891)
Balance as of December 31, 2020		$ 3,048	$ 1,755